STOCKHOLDERS' EQUITY (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Class of Stock [Line Items]
Summary of the outstanding stock options
A summary of the Company’s outstanding stock options as of September 30, 2014 and changes during the period then ended is presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Options	Price	(Years)
Balance at December 31, 2013	32,900,000	$0.40	8.18
Granted	—	—	—
Exercised	—	—	—
Forfeited	(300,000)	0.34	7.97
Cancelled	—	—	—
Balance at September 30, 2014	32,600,000	0.40	7.43

Options exercisable at end of period	31,775 000	$0.40
Options expected to vest through December 31, 2014	825,000
Weighted average fair value of options granted during the period		$—

A summary of the Company’s stock options as of December 31, 2013 and 2012 and changes during the period are presented below:

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	3,548,000	$1.11	8.45
Granted	32,250,000	0.39	10.0
Exercised	—	—	—
Forfeited	(500,000)	0.81	8.59
Cancelled	—	—	—
Balance at December 31, 2012	35,298,000	0.42	9.11
Granted	350,000	0.42	4.14
Exercised	—	—	—
Forfeited	(2,748,000)	1.17	7.00
Cancelled	—	—	—
Balance outstanding at December 31, 2013	32,900,000	$0.40	8.18
Options exercisable at end of year	32,000,000	$0.40
Options expected to vest	900,000
Weighted average fair value of options granted during the period		$0.24

Summary of the outstanding stock warrants
A summary of the Company’s outstanding stock warrants as of September 30, 2014 and changes during the period then ended are presented below:

			Weighted
			Average
		Weighted	Remaining
		Average	Contractual
	Number of	Exercise	Life
	Warrants	Price	(Years)
Balance at December 31, 2013	26,244,621	$0.45	2.22
Granted	16,809,922	0.43	2.50
Cancelled	—	—	—
Forfeited	(5,000,000)	0.60	—
Exercised	—	—	—
Balance at September 30, 2014	38,054,543	$0.43	2.08

Warrants exercisable at September 30, 2014	38,054,543	$0.43	2.08

Weighted average fair value of warrants granted during the period		$0.43

A summary of the Company’s outstanding stock warrants as of December 31, 2013 and 2012 and changes during the period then ended is as follows:

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
Balance at December 31, 2011	35,603,142	$2.64	3.94
Granted	24,482,741	0.56	4.59
Cancelled	(32,430,954)	2.83	3.86
Forfeited	—	—	—
Exercised	(11,399,150)	0.42	4.64
Balance at December 31, 2012	16,255,779	$0.54	2.42
Granted	13,435,590	0.40	3.00
Cancelled	(3,446,748)	0.65	0.60
Forfeited	—	—	—
Exercised	—	—	—
Balance at December 31, 2013	26,244,621	$0.45	2.22
Warrants exercisable at December 31, 2013	26,244,621	$0.45	2.22

Weighted average fair value of options granted during the year ended December 31, 2013		$0.17

Series D Preferred Stock [Member]
Class of Stock [Line Items]
Assumptions used in valuing the warrants	The assumptions used valuing the warrants include:
Risk free interest rate (annual)	0.88%
Expected volatility	110%
Expected life	5 Years
Assumed dividends	none

Series E Preferred Stock [Member]
Class of Stock [Line Items]
Assumptions used in valuing the warrants	The assumptions used in valuing the warrants include:
Risk free interest rate (annual)	0.61% to 0.82%
Expected volatility	86%
Expected life	3 Years
Assumed dividends	none